Business Combinations (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Combination Details 1Abstract
Revenues	$ 3,251,564	$ 12,194,415	$ 15,091,707
Operating loss	(153,315)	(124,442)	(3,023,848)
Net income (loss)	$ (985,267)	$ (1,816,576)	$ (6,979,090)
Net loss applicable to common stockholders	$ (0.01)	$ (0.01)	$ (0.04)